OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2019	2018

Prepaid expenses	530	292
Government authorities	2	68
Employees	8	21
Others	135	779

	675	1,160